Stockholders’ Deficit (Details) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Stockholders’ Deficit [Line Items]
Warrants outstanding					2,605,832
Fair value of warrants				$ 6,312	$ 6,312		$ 17,087
Common stock par value		$ 0.0001	$ 0.0001		$ 0.0001	[1]	$ 0.0001	[1]
Received funds	[2]	$ 669,106
Proceeds from warrant exercises			$ 669,106
Transaction expenses			$ 57,121
Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		2,461,381	2,461,381
Fair value of warrants					$ 247,906
Proceeds from warrant exercises			$ 669,106
Warrants [Member] | Follow-on Offering [Member]
Stockholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)		$ 4.99	$ 4.99
Weighted average remaining contractual term			2 years 3 months
Placement Agent Warrants [Member] | Follow-on Offering [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		18,240	18,240
Exercise price per share (in Dollars per share)		$ 5	$ 5
Fair value of warrants		$ 17,940	$ 62,075
Warrants expiration term		5 years	5 years
B Warrants [Member] | Follow-on Offering [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		705,193	705,193
Exercise price per share (in Dollars per share)		$ 6.553	$ 6.553
A Warrants [Member]
Stockholders’ Deficit [Line Items]
Received funds		$ 726,227
Common stock related to the exercise		165,050
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Fair value of warrants					$ 1,433,259
Received funds	[2]	$ 16
Common stock related to the exercise	[2]	165,050
Common Stock [Member] | Warrants [Member]
Stockholders’ Deficit [Line Items]
Common stock par value		$ 0.0001	$ 0.0001
Common Stock [Member] | Warrants [Member] | Follow-on Offering [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		2,461,381	2,461,381
Common Stock [Member] | A Warrants [Member]
Stockholders’ Deficit [Line Items]
Received funds			$ 726,227
Common stock related to the exercise			165,050
2025 Equity Incentive Plan [Member]
Stockholders’ Deficit [Line Items]
Stock option granted					1,482,929
2025 Equity Incentive Plan [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Percentage of common stock equal shares outstanding			4.00%
Shares of common stock reserved		1,938,468	1,938,468
Stock option granted			1,532,929
December 2025 Closing [Member] | Placement Agent Warrants [Member] | Follow-on Offering [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		20,000	20,000

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).
[2]	Includes gross proceeds of $726,227, less issuance costs of $57,121.